Transactions With Directors and Other Key Management Personnel - Summary of Remuneration of the Directors and Other Key Management Personnel (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020 GBP (£) Individuals	Dec. 31, 2019 GBP (£) Individuals	Dec. 31, 2018 GBP (£) Individuals
Disclosure of directors and key management remuneration [line items]
Number of Key management personnel who receive termination benefit | Individuals	0	1	2
Number of previously employed individuals for buyouts of deferred performance related payments | Individuals	2
Deferred performance related payments of shares		£ 0
Termination payment	£ 0	£ 1,076,435	£ 847,388
Director
Disclosure of directors and key management remuneration [line items]
Number of previously employed individuals for buyouts of deferred performance related payments | Individuals	1
Deferred performance related payments of shares	£ 1,293,678
Deferred performance related payments of shares vested	£ 242,605
Key management personnel of entity or parent
Disclosure of directors and key management remuneration [line items]
Number of previously employed individuals for buyouts of deferred performance related payments | Individuals	1
Deferred performance related payments of shares	£ 924,133
Deferred performance related payments of shares vested	£ 60,500